Non-controlling Interests (Details 3) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement of financial position [abstract]
Current assets	$ 789,281,758	$ 941,007,259
Total non-current assets	1,564,408,956	1,464,857,657
Current liabilities	483,281,996	645,724,245
Non-current liabilities	427,481,495	371,024,728
Non-controlling interests [member]
Statement of financial position [abstract]
Current assets	762,824,893	711,482,809
Total non-current assets	922,672,059	829,511,196
Current liabilities	438,802,486	399,409,388
Non-current liabilities	207,501,667	149,602,171
Vina San Pedro Tarapaca S.A [Member] | Non-controlling interests [member]
Statement of financial position [abstract]
Current assets	161,149,880	156,118,074
Total non-current assets	219,742,431	185,841,247
Current liabilities	90,203,962	80,877,682
Non-current liabilities	$ 49,601,667	$ 31,550,148